UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           VALENZUELA CAPITAL PARTNERS, LLC
Address:        1270 Avenue of the Americas, Suite 508
		New York, NY 10020


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T. Perlstadt
Title:  Director Client Administration
Phone:  (212) 332-8590

Signature, Place, and Date of Signing:

             Fred T. Perlstadt      New York, NY        11/13/2000


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           73

Form 13F Information Table Value Total: $         809,757



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE Ltd                        com              G0070K103    28280   720500 SH       SOLE                   554000            166500
Advanced Energy Indus          com              007973100      342    10368 SH       SOLE                     1578              8790
Airborne Freight               com              009266107    13659  1340802 SH       SOLE                  1022116            318686
Apria Healthcare Grp           com              037933108    17575  1260971 SH       SOLE                   978973            281998
Avery Dennison Corp            com              053611109    18882   407149 SH       SOLE                   331445             75704
BMC Software Inc               com              055921100    10390   543259 SH       SOLE                   436079            107180
Bestfoods Company              com              08658U101    14863   204300 SH       SOLE                   152200             52100
CMGI Inc                       com              125750109    10365   370993 SH       SOLE                   294082             76911
Cabletron Systems Inc          com              126920107     1481    50412 SH       SOLE                    49997               415
Cabot Oil & Gas Corp           com              127097103      726    35655 SH       SOLE                     4365             31290
Caminus Corp                   com              133766105      821    20650 SH       SOLE                     2520             18130
Cardinal Health Inc            com              14149Y108    26014   294985 SH       SOLE                   231646             63339
Clarent Corporation            com              180461105    12709   322772 SH       SOLE                   255559             67213
Consolidated Stores            com              210149100    28653  2122433 SH       SOLE                  1653209            469224
Cypress Semiconductor          com              232806109    13479   324318 SH       SOLE                   257190             67128
Cytec Industries Inc           com              232820100      658    19680 SH       SOLE                     2410             17270
Dime Bancorp Inc               com              25429Q102    14327   664454 SH       SOLE                   547423            117031
Downey Financial Corp          com              261018105      611    15470 SH       SOLE                     1890             13580
Dynegy Inc                     com              26816Q101    19871   348618 SH       SOLE                   276942             71676
EChapman.com Inc               com              26830Q103      689    95000 SH       SOLE                    63000             32000
Engelhard Corp                 com              292845104     6703   412500 SH       SOLE                   317100             95400
Everest Re Group Ltd           com              G3223R108     3480    70295 SH       SOLE                    51583             18712
Federated Dep Stores           com              31410H101    16853   645100 SH       SOLE                   512200            132900
First American Corp            com              318522307      756    36225 SH       SOLE                     4090             32135
FirstFed Financial Corp        com              337907109      881    38325 SH       SOLE                     6195             32130
Forward Air Corp               com              349853101      667    18951 SH       SOLE                     2666             16285
Franklin Resources Inc         com              354613101    25047   563739 SH       SOLE                   445177            118562
Fritz Companies Inc            com              358846103     8615   717950 SH       SOLE                   415698            302252
Global Industries Ltd          com              379336100    16110  1288815 SH       SOLE                   983679            305136
Global Marine Inc              com              379352404    21120   684047 SH       SOLE                   535909            148138
Golden West Fin Corp           com              381317106    26422   492722 SH       SOLE                   394736             97986
Goodrich (B F) Co              com              382388106    20403   520651 SH       SOLE                   413110            107541
Grant Prideco Inc              com              38821G101    11344   517125 SH       SOLE                   425451             91674
Hartford Financial Svcs        com              416515104    31340   429679 SH       SOLE                   339363             90316
Herley Industries Inc          com              427398102      652    28720 SH       SOLE                     3510             25210
Hexcel Corp                    com              428291108      858    64160 SH       SOLE                     7860             56300
Hilb Rogal & Hamilton          com              431294107      769    18455 SH       SOLE                     2345             16110
Houghton Mifflin Co            com              441560109    15843   403641 SH       SOLE                   305084             98557
Jeffries Group Inc             com              472319102      592    22033 SH       SOLE                     2783             19250
John Hancock Fin Svcs          com              41014S106     2310    85966 SH       SOLE                    85222               744
KEMET Corp                     com              488360108      349    12636 SH       SOLE                     1836             10800
Lancaster Colony Corp          com              513847103      650    26450 SH       SOLE                     3235             23215
LifePoint Hospitals            com              53219L109     3945   111125 SH       SOLE                    81659             29466
Marshall & Ilsley Corp         com              571834100    15564   310500 SH       SOLE                   239100             71400
New Era of Networks            com              644312100      642    26385 SH       SOLE                     3370             23015
Noble Affiliates Inc           com              654894104      652    17558 SH       SOLE                     2143             15415
Objective Sys Integrator       com              674424106      448    51608 SH       SOLE                     7638             43970
Ocean Energy Inc               com              67481E106    23012  1490680 SH       SOLE                  1177290            313390
Offshore Logistics             com              676255102      638    35685 SH       SOLE                     4365             31320
Omnicare Inc                   com              681904108    24376  1511710 SH       SOLE                  1146677            365033
Owens & Minor Inc              com              690732102      768    48736 SH       SOLE                     6111             42625
PNC Financial Svc Grp          com              693475105    31433   483588 SH       SOLE                   379593            103995
Pinnacle Systems Inc           com              723481107      811    72055 SH       SOLE                     7405             64650
Praxair Inc                    com              74005P104    15430   412839 SH       SOLE                   329742             83097
Precision Castparts            com              740189105     3281    85494 SH       SOLE                    57280             28214
Price (T Rowe) Assoc           com              741477103    25420   541563 SH       SOLE                   428010            113553
R&B Falcon Corp                com              74912E101    21383   767100 SH       SOLE                   587100            180000
Reebok Int'l Ltd               com              758110100    20246  1076220 SH       SOLE                   822025            254195
Rohm & Haas Company            com              775371107    11047   380107 SH       SOLE                   306652             73455
Scholastic Corp                com              807066105      869    10925 SH       SOLE                     1365              9560
StanCorp Fin Group             com              852891100      812    19000 SH       SOLE                     3335             15665
Take-Two Interactive Software  com              874054109      924    73575 SH       SOLE                     9005             64570
Tenet Healthcare Corp          com              88033G100    25040   688375 SH       SOLE                   542950            145425
Titanium Metals Corp           com              888339108      883   107860 SH       SOLE                    19635             88225
Toll Brothers Inc              com              889478103      861    25043 SH       SOLE                     4425             20618
Triad Hospitals Inc            com              89579K109      942    32077 SH       SOLE                     4557             27520
Unisys Corp                    com              909214108    14399  1279871 SH       SOLE                  1005027            274844
Universal Health Cl B          com              913903100    30449   355607 SH       SOLE                   273840             81767
Waddell & Reed Fin             com              930059100    18473   595914 SH       SOLE                   469964            125950
Washington Mutual Inc          com              939322103    27697   695689 SH       SOLE                   550194            145495
Williams Companies Inc         com              969457100    25348   599941 SH       SOLE                   468663            131278
Wit Soundview Group            com              977383108     2230   247810 SH       SOLE                   173012             74798
XO Communications              com              983764101    15575   442618 SH       SOLE                   356453             86165